Subsequent Events (Details Narrative) - USD ($)								1 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jul. 13, 2021	May 12, 2021	Apr. 09, 2021	Apr. 08, 2021	Apr. 08, 2021	Apr. 07, 2021	Mar. 05, 2021	Apr. 30, 2021	Mar. 31, 2019	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 06, 2021	Feb. 05, 2021	Feb. 04, 2021	Mar. 26, 2019	Mar. 25, 2019
Subsequent Event [Line Items]
Number of shares issued									8,600,298
Preferred stock, par value										$ 0.001	$ 0.001		$ 0.001	$ 0.001				$ 0.001	$ 0.001
Preferred stock, shares authorized										10,000,000	10,000,000		10,000,000	10,000,000				10,000,000	10,000,000
Common stock, shares authorized										2,000,000,000	2,000,000,000		2,000,000,000	2,000,000,000				1,000,000,000	500,000,000
Common stock, par value										$ 0.001	$ 0.001		$ 0.001	$ 0.001				$ 0.001	$ 0.001
Debt interest rate										2.00%	2.00%		2.00%	2.00%
Principal amount										$ 2,458,024	$ 2,304,602		$ 2,458,024
Stock issued during the period convertible, shares										49,110,845
Net proceeds for preferred stock											$ 574,100			$ 125,000
Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized										400	400		400	400
Stock issued during the period convertible, shares
Series D Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, par value		$ 0.001													$ 0.001
Preferred stock, shares authorized		1,000													1,000
Preferred stock, stated value		$ 1,200													$ 1,200
Preferred stock dividend percentage		8.00%				8.00%
Series D Convertible Preferred Stock [Member] | Purchaser [Member]
Subsequent Event [Line Items]
Number of shares issued			400
Preferred stock, stated value			$ 1,200
Preferred stock dividend percentage			8.00%
GHS Investments, LLC [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Warrant exercise price		$ 0.001		$ 0.001	$ 0.001
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares authorized																2,000,000,000	1,000,000,000
Common stock, par value																$ 0.001	$ 0.001
Subsequent Event [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, par value								$ 1,200
Preferred stock dividend percentage								8.00%
Subsequent Event [Member] | Series D Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, par value	$ 0.001							$ 0.001
Subsequent Event [Member] | Series D Convertible Preferred Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized	400
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Power Up 2021 Note [Member]
Subsequent Event [Line Items]
Purchase price							$ 78,500
Debt interest rate							10.00%
Principal amount							$ 86,350
Debt maturity date							Mar. 05, 2022
Debt conversion, description							The “Variable Conversion Price” shall mean 60% multiplied by the Market Price, which is the lowest Trading Price for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date.
Stock issued during the period convertible, shares							37,538,998
Subsequent Event [Member] | GHS Investments, LLC [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Purchase price	$ 250,000
Subsequent Event [Member] | GHS Investments, LLC [Member] | Securities Purchase Agreement [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued	250				400
Shares issued price per share	$ 1,000
Net proceeds for preferred stock				$ 427,600
Warrants to purchase of shares				40,000,000	40,000,000
Warrant exercise price				$ 0.001	$ 0.001